Transactions With Related Parties (Schedule Of Transactions With Related Parties) (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Sandhill [Member]
Related Party Transaction [Line Items]
Related party transaction, revenues	[1]	$ 699	$ 655
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses		$ 195	$ 150
Sandhill Group Llc [Member]
Related Party Transaction [Line Items]
Percentage of interest held		50.00%

[1]	We own a 50% interest in Sandhill Group, LLC.